UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard GNMA Fund Schedule of Investments April 30, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS (96.4%)

Government National Mortgage Assn.	4.50%	5/15/2033-9/15/2033	(1)	$85,903	$84,265
Government National Mortgage Assn.	5.00%	1/15/2030-1/15/2035	(1)	4,045,047	4,052,143
Government National Mortgage Assn.	5.50%	3/15/2013-5/1/2035	(1)	10,013,140	10,199,669
Government National Mortgage Assn.	6.00%	8/15/2016-3/15/2035	(1)	5,686,069	5,876,897
Government National Mortgage Assn.	6.50%	6/15/2008-3/1/2035	(1)	1,861,524	1,955,327
Government National Mortgage Assn.	7.00%	4/15/2007-9/15/2032	(1)	706,341	754,217
Government National Mortgage Assn.	7.25%	12/15/2026-2/15/2027	(1)	299	323
Government National Mortgage Assn.	7.50%	8/15/2005-10/15/2031	(1)	284,561	307,684
Government National Mortgage Assn.	7.75%	2/15/2027	(1)	346	374
Government National Mortgage Assn.	8.00%	9/15/2005-8/15/2031	(1)	122,601	134,587
Government National Mortgage Assn.	8.25%	4/15/2006-7/15/2008	(1)	421	464
Government National Mortgage Assn.	8.50%	3/15/2006-6/15/2028	(1)	27,439	30,462
Government National Mortgage Assn.	9.00%	9/15/2008-2/15/2023	(1)	21,921	24,379
Government National Mortgage Assn.	9.25%	9/15/2016-8/15/2017	(1)	112	126
Government National Mortgage Assn.	9.50%	7/15/2009-7/15/2022	(1)	10,593	11,972
Government National Mortgage Assn.	10.00%	7/20/2014-8/20/2018	(1)	151	176
Government National Mortgage Assn.	11.00%	7/15/2010-2/20/2016	(1)	58	68
Government National Mortgage Assn.	11.25%	9/20/2015-2/20/2016	(1)	50	56
Government National Mortgage Assn.	11.50%	1/15/2013-11/20/2015	(1)	160	185
Government National Mortgage Assn.	12.00%	1/15/2013-1/20/2016	(1)	189	222
Government National Mortgage Assn.	12.50%	12/20/2013-7/20/2015	(1)	88	107
Government National Mortgage Assn.	13.00%	1/15/2011-1/20/2015	(1)	103	124
Government National Mortgage Assn.	13.50%	5/15/2010-12/15/2014	(1)	41	52
Government National Mortgage Assn.	14.00%	6/15/2011-3/15/2012	(1)	28	33
Government National Mortgage Assn.	15.00%	5/15/2012	(1)	22	28

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS
(Cost $23,232,593)					23,433,940

TEMPORARY CASH INVESTMENTS (5.1%)
Repurchase Agreements
Bank of America
2.970%, 5/2/2005				412,700	412,700
(Dated 4/29/2005, Repurchase Value $412,802,000,
collateralized by Federal National Mortgage Assn.,
5.500%, 2/1/2035)
Goldman Sachs & Co.
2.970%, 5/2/2005				587,100	587,100
(Dated 4/29/2005, Repurchase Value $587,245,000,
collateralized by Federal Home Loan Mortgage Corp., 5.500%-7.000%,
11/1/2019-9/1/2033; Federal National Mortgage Assn., 4.500%-7.000%,
2/15/2006-12/1/2034)
UBS Warburg LLC
2.960%, 5/2/2005				250,300	250,300
(Dated 4/29/2005, Repurchase Value $250,361,000,
collateralized by Federal Home Loan Mortgage Assn., 7.000%-11.500%, 9/25/2006-
10/1/2020; Federal National Mortgage Assn., 4.000%-11.000%, 12/1/2005-5/1/2035)

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,250,100)					1,250,100

TOTAL INVESTMENTS (101.5%)
(Cost $24,482,693)					24,684,040

OTHER ASSETS AND LIABILITIES-NET (-1.5%)					(369,117)

NET ASSETS (100%)					$24,314,923

(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $24,482,693,000. Net unrealized appreciation of investment securities for tax purposes was $201,347,000, consisting of unrealized gains of $272,685,000 on securities that had risen in value since their purchase and $71,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.